Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Trade receivable	$ 10,215	$ 10,782
Other receivables	566,998	580,115
Amount due from related company	1,112	1,174
Cash and cash equivalents	110,415	712,624	2,234
Total Current Assets	688,740	1,304,695	2,234
NON-CURRENT ASSET
Property and equipment, net	83,667	71,998
Right-of-use asset net	426,877
Goodwill	67,305	71,045
Total Non-Current Asset	577,849	143,043
TOTAL ASSETS	1,266,589	1,447,738	2,234
CURRENT LIABILITIES
Trade payables	11,062
Amount owing to director	135,395	17,212	11,693
Amount due to related party			647
Accrued expenses and other payables	183,304	775,893	629
Share subscription		670,897
TOTAL CURRENT LIABILITIES	329,761	1,464,002	12,969
NON CURRENT LIABILITIES
Lease liability	438,596
TOTAL NON CURRENT LIABILITIES	438,596
TOTAL LIABILITIES	768,357	1,464,002	12,969
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Common Shares, par value $0.0001; 100,000,000,000 shares authorized, 229,000,001 shares issued and outstanding as of Jun 30,2022 and Dec 31, 2021 respectively	22,900	22,900	100
Additional paid-in capital	315,213	315,213
Merger Reserve	(1,726)	(1,726)	(1,726)
Accumulated comprehensive income/(loss)	(40,653)	(7,952)	(107)
Accumulated deficit	(795,802)	(342,873)	(9,002)
Non-controlling interest	25,208	(1,826)
TOTAL STOCKHOLDERS’ EQUITY	498,232	(16,264)	(10,735)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	1,266,589	1,447,738	$ 2,234
Irredeemable convertible preference shares	$ 973,092